WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
WARRANT LIABILITIES
12.	WARRANT LIABILITIES

The following table shows the movement of warrant liabilities:

	Year Ended December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	3,340	—
Issuance of warrant liabilities	—	12,141
Conversion to ordinary shares	—	(275)
Changes in fair values	(2,540)	(8,526)
Balance at end of the year	800	3,340

As stated in Note 1(b), 9,550,246 Public Warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA, and 5,486,784 Sponsor Warrants were issued to the Sponsor in exchange for warrants held by the Sponsor.

Given the Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy, while the Sponsor Warrants liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Binomial Option Pricing Model is used for estimating the fair value of the Sponsor Warrants as of December 31, 2024, using the following assumptions: i) risk-free interest rate of 4.33%, ii) expected dividend rate of 0.00%, iii) expected term of 4.14 years, iv) expected volatility of 39.76%, and v) spot price of US$3.61. As of December 31, 2025, the management determined fair value of Public Warrants and Sponsor Warrants were approximate, and used fair value of Public Warrants to estimate fair value of Sponsor Warrants.